Borrowings - Narrative (Details)	12 Months Ended
	Jun. 30, 2023 Ratio	Jun. 30, 2022 Ratio
Disclosure of detailed information about borrowings [line items]
Minimum interest cover ratio	5
Maximum leverage ratio	2.5
Borrowings, Restrictive Covenants, Minimum Interest Cover Ratio Actual	26	43.4
Borrowings, Restrictive Covenants, Maximum Leverage Ratio Actual	0.2	0.1